Dividends (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2019 NZD ($) $ / shares	Sep. 30, 2019 AUD ($) $ / shares	Sep. 30, 2018 NZD ($) $ / shares	Sep. 30, 2018 AUD ($) $ / shares	Sep. 30, 2017 NZD ($) $ / shares	Sep. 30, 2017 AUD ($) $ / shares	Sep. 30, 2016
Dividends
Dividends not recognised at year end and proposed final dividend 00 cents per share (2018: 94 cents, 2017: 94 cents) all fully franked at 30%		$ 2,791		$ 3,227		$ 3,186
Proposed final dividend per share | $ / shares		$ 0.80		$ 0.94		$ 0.94
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
New Zealand
Dividends
Imputation credits per share | $ / shares	$ 0.07		$ 0.07		$ 0.07
Parent Entity
Dividends
Dividends not recognised at year end and proposed final dividend 00 cents per share (2018: 94 cents, 2017: 94 cents) all fully franked at 30%		$ 2,792		$ 3,229
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Parent Entity | Australia
Dividends
Franking credits		$ 1,558		$ 1,357		$ 1,063
Parent Entity | New Zealand
Dividends
Imputation credits	$ 860		$ 530		$ 375